12 Months Ended
Feb. 28, 2015
DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated June 30, 2015 to Prospectus Dated February 28, 2015

Effective July 1, 2015, Diamond Hill Capital Management, Inc., the Administrator for the Diamond Hill Funds (collectively, the “Funds” and individually, a “Fund”) reduced its administrative service fee from an annual rate of 0.24% to 0.21% of each Fund’s average daily net assets of Class I Shares. Accordingly, the statutory prospectus is updated as follows:

On pages 1, 4, 7, 10, 13, 16, 19, 23, and 26 the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 1 – Small Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Acquired fund fees and expenses	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.32%	2.07%	1.04%	0.93%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$628	$897	$1,187	$2,011
Class C	Sold Held	310 210	649 649	1,114 1,114	2,400 2,400
Class I	Sold or Held	106	331	574	1,271
Class Y	Sold or Held	95	296	515	1,143

Page 4 – Small Mid-Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.25%	2.00%	0.97%	0.86%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$621	$877	$1,152	$1,936
Class C	Sold Held	303 203	627 627	1,078 1,078	2,327 2,327
Class I	Sold or Held	99	309	536	1,190
Class Y	Sold or Held	88	274	477	1,061

Page 7 – Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.15%	1.90%	0.87%	0.76%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$611	$847	$1,101	$1,828
Class C	Sold Held	293 193	597 597	1,026 1,026	2,222 2,222
Class I	Sold or Held	89	278	482	1,073
Class Y	Sold or Held	78	243	422	942

Page 10 – Large Cap Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Total annual fund operating expenses	1.04%	1.79%	0.76%	0.65%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$601	$814	$1,045	$1,707
Class C	Sold Held	282 182	563 563	970 970	2,105 2,105
Class I	Sold or Held	78	243	422	942
Class Y	Sold or Held	66	208	362	810

Page 13 – Select Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Total annual fund operating expenses	1.19%	1.94%	0.91%	0.80%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$615	$859	$1,122	$1,871
Class C	Sold Held	297 197	609 609	1,047 1,047	2,264 2,264
Class I	Sold or Held	93	290	504	1,120
Class Y	Sold or Held	82	255	444	990

Page 16 – Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.21%	0.10%
Dividend expenses and fees on short sales	0.43%	0.43%	0.43%	0.43%
Total other expenses	0.67%	0.67%	0.64%	0.53%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.84%	2.59%	1.56%	1.45%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$1,050	$1,446	$2,551
Class C	Sold Held	362 262	805 805	1,375 1,375	2,925 2,925
Class I	Sold or Held	159	493	850	1,856
Class Y	Sold or Held	148	459	792	1,735

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.21%	0.10%
Dividend expenses and fees on short sales	0.24%	0.24%	0.24%	0.24%
Total other expenses	0.48%	0.48%	0.45%	0.34%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.75%	2.50%	1.47%	1.36%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$1,024	$1,401	$2,459
Class C	Sold Held	353 253	779 779	1,331 1,331	2,836 2,836
Class I	Sold or Held	150	465	803	1,757
Class Y	Sold or Held	138	431	745	1,635

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.21%
Dividend expenses and fees on short sales	0.24%	0.24%	0.24%
Total other expenses	0.48%	0.48%	0.45%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.75%	2.50%	1.47%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$1,024	$1,401	$2,459
Class C	Sold Held	353 253	779 779	1,331 1,331	2,836 2,836
Class I	Sold or Held	150	465	803	1,757

Page 26 – Strategic Income Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.21%	0.10%
Total annual fund operating expenses	0.94%	1.69%	0.66%	0.55%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$443	$639	$852	$1,464
Class C	Sold Held	272 172	533 533	918 918	1,998 1,998
Class I	Sold or Held	67	211	368	822
Class Y	Sold or Held	56	176	307	689